Insurance (Guarantees Related to Universal and Variable Life Contracts) (Details) - Universal and Variable Life Contracts - Secondary Guarantees - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Net Amount at Risk by Product and Guarantee [Line Items]
Total account value (3)	$ 7,176	$ 6,919
Net amount at risk (6)	$ 90,973	$ 90,940
Average attained age of policyholders	60 years	59 years